EQUITY TRANSACTIONS (Details) - USD ($)			6 Months Ended
	Apr. 05, 2019	Dec. 13, 2018	Jun. 30, 2019
Equity transactions
Proceeds from stock subscription			$ 1,000,000
Remaining unpaid fees, merger consideration			$ 1,900,000
Existing investors - Subscription Agreement
Equity transactions
Shares issued (in shares)	168,068
Proceeds from stock subscription	$ 1,000,000
Price per share	$ 5.95
Financial advisor - Service Agreement
Equity transactions
Shares issued (in shares)		160,974
Sale of stock, consideration received		$ 960,000
Price per share		$ 5.95